SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 01, 2015
Significant Accounting Policies [Line Items]
Securities Held In Consolidated Non-Insurance Subsidiary	$ 1.6	$ 1.3
ARX Holding Corp.
Significant Accounting Policies [Line Items]
Equity interest percentage	69.00%	69.20%	69.20%	5.00%
Parent Company
Significant Accounting Policies [Line Items]
Securities Held In Consolidated Non-Insurance Subsidiary	$ 1.6	$ 1.3